Earnings (loss) per share - Reconciliation (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) equity_instrument $ / shares shares	Jun. 30, 2024 USD ($) equity_instrument $ / shares shares
Earnings per share [line items]
Net income (loss) used for basic earnings (loss) per share | $	$ 2,705,578	$ (10,699,490)
Less: Dilutive impact related to convertible debentures | $	9,293,633	0
Net loss used for diluted loss per share | $	$ (6,588,055)	$ (10,699,490)
Basic weighted-average outstanding common shares ( in shares) | shares	79,160,672	78,274,404
Add: Effect of shares issuance on conversion of debentures (in shares) | shares	6,388,321	0
Weighted-average shares outstanding - diluted | shares	85,548,993	78,274,404
Basic (in dollars per share) | $ / shares	$ 0.03	$ (0.14)
Diluted (in dollars per share) | $ / shares	$ (0.08)	$ (0.14)
Antidilutive shares (in shares)	42,854,769	47,438,202
Exercise price of issued shares (in dollars per share) | $ / shares	$ 8.00
Convertible debentures
Earnings per share [line items]
Antidilutive shares (in shares)	0	6,250,000
Restricted stock units
Earnings per share [line items]
Antidilutive shares (in shares)	1,666,667	0
Warrant units
Earnings per share [line items]
Antidilutive shares (in shares)	14,391,050	14,391,150
Earnout units
Earnings per share [line items]
Antidilutive shares (in shares)	26,797,052	26,797,052